Liquidity, Financial Condition and Management's Plans (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 24, 2017	Oct. 10, 2017	May 25, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 16, 2017	Dec. 31, 2015
Preferred stock, shares issued										1,160,941
Gross proceeds from may fund raising								$ 1,000,000
Net proceeds from may fund raising								925,114
Net cash used in operating activities						$ 499,844	$ 947,421	1,488,254	$ 828,459
Net loss				$ 236,770	$ (591,673)	737,911	34,603,871	45,065,336	44,265,276
Cash				32,440	$ 17,277	32,440	$ 17,277	303,334	95,068		$ 124,535
Digital currencies				139,655		139,655		616,352	199
Working capital deficiency				$ 200,000		$ 200,000		$ 900,000
Securities Purchase Agreement [Member]
Gross proceeds from may fund raising		$ 1,100,000
Net proceeds from may fund raising		825,005
Proceeds from investments		100,000
Common Stock [Member]
Number of preferred stock shares convertible into common stock								15,873,600
Net loss
Warrants [Member]
Number of common stock issued to cover warrants			47,302,176
Series A Warrants [Member]
Number of common stock issued to cover warrants			15,873,600
Warrant exercise price per share			$ 0.085
Warrant term			5 years
Additional Warrants [Member]
Number of common stock issued to cover warrants			15,714,288
Warrant exercise price per share			$ 0.085
Share issued price per share			$ 0.17
Additional Warrants [Member] | Minimum [Member]
Common stock trading volume			$ 50,000
Bonus Warrants [Member]
Number of common stock issued to cover warrants			15,714,288
Warrant exercise price per share			$ 0.17
Warrant term			3 years
Bonus Warrants [Member] | Minimum [Member]
Threshold price per share			$ 0.30
Series C-1 Convertible Preferred Stock [Member] | Series B Warrants [Member] | Securities Purchase Agreement [Member]
Proceeds from issuance of preferred stock		$ 750,000
Warrant exercise price per share		$ 0.135
Share issued price per share		$ 0.085
Proceeds from investments	$ 100,000
Series C-1 Convertible Preferred Stock [Member] | Series B Warrants [Member] | Securities Purchase Agreement [Member] | Bitcoin [Member]
Proceeds from issuance of preferred stock		$ 250,000
Four Institutional Investors [Member] | Common Stock [Member]
Number of preferred stock shares convertible into common stock			15,873,600
Four Institutional Investors [Member] | Common Stock Equivalents [Member]
Preferred stock conversion price per share			$ 0.063
Four Institutional Investors [Member] | Series C Convertible Preferred Stock [Member]
Proceeds from issuance of preferred stock			$ 1,000,000
Preferred stock, shares issued			79,368
Preferred stock conversion price per share			$ 0.07
Preferred stock convertible, value			$ 1,111,111